COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Disclosure of commitments and contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
26.	COMMITMENTS AND CONTINGENCIES

(a)	Capital Commitments

The Group has capital commitments authorised and contracted for of US$187,000 as at December 31, 2018 (2017: US$121,000).

(b)	Leasing Commitments

The Group leases a number of premises under operating leases. The leases typically run for periods up to 25 years. Lease payments are reviewed periodically (typically on a 5 year basis) to reflect market rentals. Operating lease commitments payable during the next 12 months amount to US$2,922,000 (2017: US$2,693,000) payable on leases of buildings at Bray, Ireland, Jamestown, Buffalo and Amherst, New York, Acton, Massachusetts, Carlsbad, California, Sao Paulo, Brazil and Extrema, Brazil. US$168,000 (2017: US$92,000) of these operating lease commitments relates to leases whose remaining term will expire within one year, US$426,000 (2017: US$182,000) relates to leases whose remaining term expires between one and two years, US$654,000 (2017: US$1,014,000) between two and five years and the balance of US$1,674,000 (2017: US$1,405,000) relates to leases which expire after more than five years. On January 28, 2018 the Group’s subsidiary, Immco Diagnostics, Inc., entered a lease agreement as tenant of a building located at 10 Earhart Drive, Suite 100, Amherst, New York over a fifteen year term. The Group has guaranteed to the landlord the payment of base rent specified in the lease agreement. Future minimum base rent over the lease term as at December 31, 2018 is $6,425,460. See Note 27 for related party leasing arrangements.

Future minimum operating lease commitments with non-cancellable terms in excess of one year are as follows:

Year ended
2018
Operating leases
US$’000
2019	2,922
2020	2,565
2021	2,250
2022	1,990
2023	1,741
Later years	14,249

Total lease obligations	25,717

Year ended
2017
Operating leases
US$’000
2018	2,693
2019	2,409
2020	1,947
2021	1,776
2022	1,654
Later years	11,660

Total lease obligations	22,139

For future minimum finance lease commitments, in respect of which the lessor has a charge over the related assets, see Note 25.

(c)	Bank Security

The Group repaid in full its bank borrowings in April 2010, at which point all previous charges against Group assets were released. At December 31, 2018 Group borrowings were at fixed rates of interest and consisted Euro and USD denominated finance leases, refer to Note 25. The banks providing the finance leases have a charge over the equipment for which the lease pertains.

(d)	Group Company Guarantees

Pursuant to the provisions of Section 357, Irish Companies Act, 2014, the Company has guaranteed the liabilities of Trinity Biotech Manufacturing Limited, Trinity Research Limited, Benen Trading Limited and Trinity Biotech Financial Services Limited subsidiary undertakings in the Republic of Ireland, for the financial year to December 31, 2018 and, as a result, these subsidiary undertakings have been exempted from the filing provisions of Section 357, Irish Companies Act, 2014. Where the Company enters into these guarantees of the indebtedness of other companies within its Group, the Company considers these to be insurance arrangements and accounts for them as such. The Company treats the guarantee contract as a contingent liability until such time as it becomes probable that the company will be required to make a payment under the guarantee. The Company does not enter into financial guarantees with third parties.

(e)	Government Grant Contingencies

The Group has received training and employment grant income from Irish development agencies. Subject to existence of certain conditions specified in the grant agreements, this income may become repayable. No such conditions existed as at December 31, 2018. However if the income were to become repayable, the maximum amounts repayable as at December 31, 2018 would amount to US$2,892,000 (2017: US$3,033,000).

(f)	Litigation

There are also a small number of legal cases being brought against the Group by certain of its former employees. There is a provision for cases where payment is considered by management to be probable. The ultimate resolution of the aforementioned proceedings is not expected to have a material adverse effect on the Group’s financial position, results of operations or cash flows.

(g)	Taxation

As described in Notes 9 and 31, there is a tax audit on going currently in one of the jurisdictions in which we operate. Audits by taxation authorities can involve complex issues that may require an extended period of time for resolution. Although we believe that our estimates are reasonable, no assurance can be given that the final tax outcome of these matters will not be different than that which is reflected in our historical income tax provisions and accruals. Such differences could have a material effect on our income tax provision and profit in the period in which such determination is made. In management’s opinion, adequate provisions for income taxes have been made. The provision amount has not been disclosed as this would be prejudicial to the Company’s interests, given that the tax audit is on going.